Commitments and Contingencies - Anti Trust Litigation and DOJ Investigation (Details) $ in Millions	1 Months Ended			12 Months Ended
	Apr. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) lawsuit
US Airways Litigation
Loss Contingencies [Line Items]
Damages awarded	$ 15
Litigation accrual	32		$ 32
Attorney fees and expenses	17
Hotel Occupancy Tax Litigation
Loss Contingencies [Line Items]
Number of lawsuits | lawsuit				80
Consumer Class Action Lawsuits
Loss Contingencies [Line Items]
Number of lawsuits | lawsuit				2
Foreign Tax Authority | Indian Income Tax Litigation
Loss Contingencies [Line Items]
Interest and penalties related to income taxes				$ 47
Minimum | US Airways Litigation
Loss Contingencies [Line Items]
Estimate of possible loss	32
Maximum | US Airways Litigation
Loss Contingencies [Line Items]
Estimate of possible loss	$ 65
US Airways | US Airways Litigation
Loss Contingencies [Line Items]
Damages awarded		$ 15	$ 5
Damages sought		$ 125